Taxes - Summary of Income Tax Benefit (Provision) (Details) - USD ($) $ in Thousands		4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Aug. 27, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2020
CURRENT:
Federal		$ 16,632	$ 172	$ 353	$ (8,786)	$ 1,063
State		4,288	706	(21)	(5,571)	363
Foreign		1,267	121	982	643	1,736
Current tax provision		22,187	999	1,314	(13,714)	3,162
DEFERRED:
Federal		(14,042)	(9,224)	9,264	12,853	939
State		(6,189)	(3,145)	3,297	5,601	(871)
Foreign		(5,477)	(3,107)	46,818	(9,044)	8,527
Deferred tax (benefit) / provision		(25,708)	(15,476)	59,379	9,410	8,595
Income tax (benefit) / provision		$ (3,521)	$ (14,477)	60,693	$ (4,304)	$ 11,757
Fresh-Start Reporting Fair Value Adjustment
DEFERRED:
Deferred tax (benefit) / provision				$ 73,400
Income tax (benefit) / provision	$ (73,446)